Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased options on futures contracts, premiums paid	33,376	245,722
Fixed income securities, cost	21,993,704	11,544,636
Options written on futures contracts, premiums	14,375
Trading
Unitholders' capital, units outstanding	369,090	515,377	572,477	670,426
LLC equity/Non-Trading
Unitholders' capital, units outstanding		2,273,288	2,273,288	2,273,288
LLC equity/Non-Trading | Participating owners
Unitholders' capital, units outstanding	306,807	407,463	512,964	611,108
LLC equity/Non-Trading | Nonparticipating owners
Unitholders' capital, units outstanding	1,966,481	1,865,825	1,760,324	1,662,180
Class A | Trading | Beneficial owners
Unitholders' capital, units outstanding	355,858	490,278	551,440	658,747
Class A | Trading | Managing owner
Unitholders' capital, units outstanding	535	11,679	11,679	11,679
Class B | Trading | Beneficial owners
Unitholders' capital, units outstanding	12,697	13,420	9,358